Description of Organization and Business Operations	4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Sep. 26, 2021	Dec. 31, 2020
Description of Organization and Business Operations
1.	Description of the Business, Basis of Presentation, and Summary of Significant Accounting Policies
Holley Inc., a Delaware corporation headquartered in Bowling Green, Kentucky (the “Company” or “Holley”), conducts operations through its wholly-owned subsidiaries. These operating subsidiaries are comprised of Holley Performance Products Inc. (“Holley Performance”), Hot Rod Brands, Inc. (“Hot Rod Brands”), Simpson Safety Solutions, Inc., B&M Racing and Performance Products, Inc., and Speedshop.com, Inc. Investment funds managed by Sentinel Capital Partners hold a controlling interest in Holley.
On July 16, 2021, (the “Closing” and such date, the “Closing Date”) the Company consummated the business combination (the “Business Combination”) pursuant to that certain Agreement and Plan of Merger dated March 11, 2021 (the “Merger Agreement”), by and among Empower Ltd., (“Empower”), Empower Merger Sub I Inc. (“Merger Sub I”), Empower Merger Sub II LLC (“Merger Sub II”), and Holley Intermediate Holdings, Inc. (“Holley Intermediate”). On the Closing Date, Empower changed its name to Holley Inc. See Note 2, “
Business Combination and Acquisitions,”
for more information.
Holley Intermediate, the predecessor to Holley, was incorporated on October 25, 2018 to effect the merger of Driven Performance Brands, Inc. (“Driven”) and the purchase of High Performance Industries, Inc. (“HPI”). The Company designs, manufactures and distributes performance automotive products to customers primarily in the United States, Canada and Europe. The Company is a leading manufacturer of a diversified line of performance automotive products, including carburetors, fuel pumps, fuel injection systems, nitrous oxide injection systems, superchargers, exhaust headers, mufflers, distributors, ignition components, engine tuners and automotive performance plumbing products that are produced through its two major subsidiaries, Holley Performance and Hot Rod Brands. The Company is also a leading manufacturer of exhaust products as well as shifters, converters, transmission kits, transmissions, tuners and automotive software. The Company’s products are designed to enhance street, off-road, recreational and competitive vehicle performance through increased horsepower, torque and drivability. The Company has locations in North America, Canada, Italy and China.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” or “GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and footnote disclosures normally included in the financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these interim condensed consolidated financial statements should be read in conjunction with the Holley Intermediate Holdings, Inc. audited consolidated financial statements and notes thereto for the year ended December 31, 2020, as filed with the SEC in the Company’s prospectus filed pursuant to Rule 424(b)(3) on July 28, 2021. In management’s opinion, the unaudited interim condensed consolidated financial statements reflect all adjustments, which are of a normal and recurring nature, that are necessary for a fair presentation of financial results for the interim periods presented. Operating results for any quarter are not necessarily indicative of the results for the full fiscal year.
The Company operates on a calendar year that ends on December 31, 2021 and 2020. The three and nine month periods ended September 26, 2021 and September 27, 2020 each included 13 weeks and 39 weeks, respectively.
Principles of Consolidation
These unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and accounts have been eliminated in consolidation.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Significant areas for which management uses estimates include: (1) warranties; (2) allowance for credit losses; (3) inventory reserves; (4) asset impairments, including goodwill, intangible assets and other long-lived assets; (5) customer co-operative advertising; (6) sales returns and allowances; (7) tax positions; (8) deferred tax liabilities; and (9) fair value measurements, including equity awards and warrant and earn-out liabilities. These estimates require the use of judgment as future events and the effect of these events cannot be predicted with certainty. The estimates will change as new events occur, as more experience is acquired and as more information is obtained. The Company evaluates and updates assumptions and estimates on an ongoing basis and may consult outside experts to assist as considered necessary.
Emerging Growth Company Status
Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”), exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company is an emerging growth company, and, as such, has elected to take advantage of the benefits of the extended transition period for new or revised financial accounting standards.
Risks and Uncertainties
COVID-19 has adversely impacted global supply chain and general economic conditions. The Company has experienced disruptions and higher costs in manufacturing, supply chain, logistical operations, and shortages of certain Company products in distribution channels. The full extent of the impact of the COVID-19 pandemic on the Company’s business and operational and financial performance and condition is currently uncertain and will depend on many factors outside the Company’s control, including but not limited to the timing, extent, duration and effects of the virus and any of its mutations, the utilization and effectiveness of treatments and vaccines, the imposition of effective public safety and other protective measures, the further impact of COVID-19 on the global economy and demand for the Company’s products and services. Should the COVID-19 pandemic, including variants such as Delta, not improve or worsen, or if the Company’s attempt to mitigate its impact on its supply chain, operations and costs is not successful, the Company’s business, results of operations, financial condition and prospects may be adversely affected.
Summary of Significant Accounting Policies
The following are updates to the significant accounting policies described in our audited consolidated financial statements as of and for the year ended December 31, 2020.
Earnings per Share
Earnings per share is computed by dividing net income or loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. The dilutive effect of these potential common shares is reflected in diluted earnings per share by application of the treasury stock method.
Warrants
The Company reviews the terms of warrants to purchase its common stock to determine whether warrants should be classified as liabilities or stockholders’ equity in its consolidated balance sheet. In order for a warrant to be classified in stockholders’ equity, the warrant must be (a) indexed to the Company’s equity and (b) meet the conditions for equity classification in Accounting Standards Codification (“ASC”) Subtopic 815-40, Derivatives and Hedging-Contracts in an Entity’s Own Equity. If a warrant does not meet the conditions for equity classification, it is carried in the condensed consolidated balance sheet as a warrant liability measured at fair value, with subsequent changes in the fair value of the warrant recorded in the condensed consolidated statements of comprehensive income as a non-operating expense. If a warrant meets both conditions for equity classification, the warrant is initially recorded in additional paid-in capital on the consolidated balance sheet, and the amount initially recorded is not subsequently remeasured at fair value.
Stock-Based Compensation
The Company accounts for share-based awards granted to employees and nonemployees under the fair value method prescribed by ASC Subtopic 718-10, Stock Compensation. Stock-based compensation cost is measured based on the estimated grant date fair value of the award and is recognized as expense over the requisite service period. The fair value of stock options is estimated using the Black Scholes option-pricing model. The Company accounts for forfeitures as they occur.
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs to the extent possible. The inputs used to measure fair value are prioritized based on a three-level hierarchy, which are defined as follows:
Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. Derivative liabilities are classified on the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.
Recent Accounting Pronouncements
Accounting Standards Not Yet Adopted
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The ASU is effective for the Company for annual reporting periods beginning after December 15, 2021 and interim periods therein, with early adoption permitted. The ASU will require lessees to report most leases as assets and liabilities on the balance sheet. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.
In August 2018, the FASB issued ASU 2018-14, Compensation – Retirements Benefits – Defined Benefit Plans – General (Subtopic 715-20). The ASU is effective for the Company for annual reporting periods beginning after December 15, 2021 with early adoption permitted. This guidance should be applied on a retrospective basis to all periods presented. The ASU will update disclosure requirements for employers that sponsor defined benefit pension or other post retirement plans. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.
In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (Topic 740) which is intended to simplify various aspects related to accounting for income taxes. This ASU is effective for the Company for annual reporting periods beginning after December 15, 2021 and interim periods therein, with early adoption permitted. The ASU removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848). The ASU provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. Adoption of the provisions of ASU 2020-04 are optional and are effective from March 12, 2020 through December 31, 2022. As of September 26, 2021, the Company did not adopt any expedients or exceptions under ASU 2020-04. The Company will continue to evaluate the impact of ASU 2020-04 and whether it will apply the optional expedients and exceptions.
In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (Subtopic 470-20). The ASU is effective for the Company for annual reporting periods beginning after December 15, 2023 and interim periods therein, with early adoption permitted as of the beginning of the Company’s annual fiscal year. The ASU includes amendments to the guidance on convertible instruments and the derivative scope exception for contracts in an entity’s own equity and simplifies the accounting for convertible instruments which include beneficial conversion features or cash conversion features by removing certain separation models in Subtopic 470-20. Additionally, the ASU requires entities to use the “if-converted” method when calculating diluted earnings per share for convertible instruments. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.

1.	ORGANIZATION
Holley Inc., a Delaware corporation headquartered in Bowling Green, Kentucky (the “Company” or “Holley”), conducts operations through its wholly-owned subsidiaries. These operating subsidiaries are comprised of Holley Performance Products Inc. (“Holley Performance”), Hot Rod Brands, Inc. (“Hot Rod Brands”), Simpson Safety Solutions, Inc., B&M Racing and Performance Products, Inc., and Speedshop.com, Inc. Investment funds managed by Sentinel Capital Partners hold a controlling interest in Holley.
On July 16, 2021, (the “Closing” and such date, the “Closing Date”) the Company consummated the previously announced business combination (the “Business Combination”) pursuant to that certain Agreement and Plan of Merger dated March 11, 2021 (the “Merger Agreement”), by and among Empower Ltd., (“Empower”), Empower Merger Sub I Inc. (“Merger Sub I”), Empower Merger Sub II LLC (“Merger Sub II”), and Holley Intermediate Holdings, Inc. (“Holley Intermediate”). On the Closing Date, Empower changed its name to Holley Inc.
Holley Intermediate, the predecessor to Holley, was incorporated on October 25, 2018 to effect the merger of Driven Performance Brands, Inc. (“Driven”) and the purchase of High Performance Industries, Inc. (“HPI”). The Company designs, manufactures and distributes performance automotive products to customers primarily in the United States, Canada and Europe. The Company is a leading manufacturer of a diversified line of performance automotive products, including carburetors, fuel pumps, fuel injection systems, nitrous oxide injection systems, superchargers, exhaust headers, mufflers, distributors, ignition components, engine tuners and automotive performance plumbing products that are produced through its two major subsidiaries, Holley Performance and Hot Rod Brands. The Company is also a leading manufacturer of exhaust products as well as shifters, converters, transmission kits, transmissions, tuners and automotive software. The Company’s products are designed to enhance street, off-road, recreational and competitive vehicle performance through increased horsepower, torque and drivability. The Company has locations in North America, Canada, Italy and China.
BUSINESS COMBINATION
On July 16, 2021, the Company consummated the Business Combination pursuant to the terms of the Merger Agreement, whereby (i) Merger Sub I, a direct wholly owned subsidiary of Empower, merged with and into Holley Intermediate, with Holley Intermediate surviving such merger as a wholly owned subsidiary of Holley (“Merger I”) and (ii) Merger Sub II, a direct wholly owned subsidiary of Empower, merged with and into Holley Intermediate, with Merger Sub II surviving such merger as a wholly owned subsidiary of the Company (“Merger II”).
Pursuant to the Merger Agreement, at the Closing, all outstanding shares of Holley Intermediate common stock as of immediately prior to the effective time of Merger I were cancelled and Holley Parent Holdings, LLC, the sole stockholder of Holley Intermediate (the “Holley Stockholder” or “Parent”), received $264,718 in cash and 67,673,884 shares of common stock (at a deemed value of $10.00 per share). The Company’s common stock is listed on the NYSE under the symbol “HLLY.”
In connection with the Business Combination, a number of subscribers purchased from the Company an aggregate of 24,000,000 shares of common stock (the “PIPE”), for a purchase price of $10.00 per share, or $240,000 in the aggregate. Per the Merger Agreement, $100,000 of the PIPE proceeds were used to partially pay off Holley’s debt.
Pursuant to the Amended and Restated Forward Purchase Agreement (“A&R FPA”), at the Closing, 5,000,000 shares of the Company’s common stock and 1,666,667 warrants were issued to certain investors for an aggregate purchase price of $50,000. Pursuant to the A&R FPA, each warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share (the “Public Warrants”), subject to certain conditions.
The Company also assumed 8,333,310 Public Warrants and 4,666,667 private placement warrants (the “Private Warrants”, and together with the Public Warrants, the “Warrants”) upon the Business Combination, all of which were issued in connection with Empower’s initial public offering. Each Warrant represents the right to purchase one share of the Company’s common stock at a price of $11.50 per share, subject to certain conditions. The Warrants are exercisable commencing on October 9, 2021 (the one-year anniversary of Empower’s initial public offering) and expire on July 16, 2026 (five years after the Closing Date). The Public Warrants are listed on the NYSE under the symbol “HLLY WS.”
Additionally, Empower Sponsor Holdings LLC (the “Sponsor”) may be entitled to receive up to 2,187,500 shares of the Company’s common stock vesting in two equal tranches upon achieving certain market share price milestones as outlined in the Merger Agreement during the earn-out period (“the “Earn-Out Shares”). The Earn-Out Shares will be forfeited if the applicable conditions are not satisfied before July 16, 2028 (seven years after the Closing Date).

The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. This determination was primarily based on existing shareholders of Holley Intermediate. having a relative majority of the voting power of the Company, the operations of Holley Intermediate prior to the acquisition comprising the only ongoing operations of the Company, and senior management of Holley Intermediate comprising the majority of the senior management of the Company. Under this method of accounting, Empower was treated as the acquired company for financial reporting. Accordingly, the Business Combination was accounted for as the equivalent of Holley Inc. issuing stock for the net assets of Empower, accompanied by a recapitalization. Reported amounts from operations included herein prior to the Business Combination are those of Holley Intermediate. The shares and corresponding capital amounts and earnings per share, prior to the Business Combination, have been retroactively restated based on shares received by the Holley Stockholder.
EMERGING GROWTH COMPANY STATUS
Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”), exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company is an emerging growth company, and, as such, has elected to take advantage of the benefits of the extended transition period for new or revised financial accounting standards.

Empower Ltd [Member]
Description of Organization and Business Operations
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Holley Inc. (F/K/A Empower Ltd.) (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on August 19, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “initial business combination”).
The Company is not limited to a particular industry or geographic region for purposes of completing an initial business combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2020, the Company had not commenced any operations. All activity for the period from August 19, 2020 (inception) through December 31, 2020 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of an initial business combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.
The registration statement for the Company’s Initial Public Offering became effective on October 6, 2020. On October 9, 2020, the Company consummated the Initial Public Offering of 25,000,000 units (the “units” and, with respect to the Class A ordinary shares included in the units sold, the “public shares”), at $10.00 per unit, generating gross proceeds of $250,000,000 which is described in Note 4.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,666,667 warrants (the “private placement warrants”) at a price of $1.50 per private placement warrant in a private placement to Empower Sponsor Holdings LLC (the “sponsor”), generating gross proceeds of $7,000,000, which is described in Note 5.
Transaction costs amounted to $14,215,163, consisting of $5,000,000 of underwriting fees, $8,750,000 of deferred underwriting fees and $465,163 of other offering costs.
Following the closing of the Initial Public Offering on October 9, 2020, an amount of $250,000,000 ($10.00 per unit) from the net proceeds of the sale of the units in the Initial Public Offering and the sale of the private placement warrants was placed in a trust account (the “trust account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of an initial business combination and (ii) the distribution of the funds in the trust account to the Company’s shareholders, as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the private placement warrants, although substantially all of the net proceeds are intended to be applied generally toward completing an initial business combination. The Company must complete its initial business combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the trust account (excluding any deferred underwriting commissions held in the trust account) at the time of the agreement to enter into an initial business combination. The Company will only complete an initial business combination if the post-initial business combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect an initial business combination.
The Company will provide its shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of an initial business combination either (i) in connection with a shareholder meeting called to approve the initial business combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of an initial business combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the trust account (initially $10.00 per share), calculated as of two business days prior to the completion of an initial business combination, including any pro rata interest earned on the funds held in the trust account and not previously released to the Company to pay its tax obligations. There will be no redemption rights upon the completion of an initial business combination with respect to the Company’s warrants.
If the Company seeks shareholder approval in connection with an initial business combination, it receives an ordinary resolution under Cayman Islands law approving an initial business combination, which requires the affirmative vote of a majority of the shareholders who vote at a general meeting of the Company. If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing an initial business combination. If the Company seeks shareholder approval in connection with an initial business combination, the sponsor has agreed to vote its founder shares (as defined in Note 6) and any public shares purchased in or after the Initial Public Offering in favor of approving an initial business combination and to waive its redemption rights with respect to any such shares in connection with a shareholder vote to approve an initial business combination. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Additionally, each public shareholder may elect to redeem its public shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed an initial business combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of an initial business combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the public shares without the Company’s prior written consent.
The sponsor has agreed (a) to waive its redemption rights with respect to any founder shares and public shares held by it in connection with the completion of an initial business combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if the Company does not complete an initial business combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, unless the Company provides the public shareholders with the opportunity to redeem their public shares in conjunction with any such amendment and (iii) to waive its rights to liquidating distributions from the trust account with respect to the founder shares if the Company fails to complete an initial business combination.
The Company will have until October 9, 2022 (the “Combination Period”) to complete an initial business combination. If the Company is unable to complete an initial business combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned (less up to $100,000 of interest to pay dissolution expenses and net of taxes payable), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
The sponsor has agreed to waive its liquidation rights with respect to the founder shares if the Company fails to complete an initial business combination within the Combination Period. However, if the sponsor acquires public shares in or after the Initial Public Offering, such public shares will be entitled to liquidating distributions from the trust account if the Company fails to complete an initial business combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 7) held in the trust account in the event the Company does not complete an initial business combination within the Combination Period and, in such event, such amounts will be included with the funds held in the trust account that will be available to fund the redemption of the public shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per unit ($10.00).
The sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the trust account to below (1) $10.00 per Public Share or (2) such lesser amount per Public Share held in the trust account as of the date of the liquidation of the trust account due to reductions in the value of trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the trust account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the sponsor will have to indemnify the trust account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent auditors), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the trust account.
Risks and Uncertainties
Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Holley Inc. (formerly known as Empower Ltd.) (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on August 19, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “initial business combination”).
Business Combination
On July 16, 2021 (the “Closing Date”), Holley Inc., a Delaware corporation (formerly known as Empower Ltd.) (prior to the Closing Date, “Empower” and after the Closing Date, “Holley”) consummated the previously announced business combination (the “Closing”) pursuant to that certain Agreement and Plan of Merger dated March 11, 2021 (the “Merger Agreement”), by and among Empower Ltd., a Cayman Islands exempted company, Empower Merger Sub I Inc., a Delaware corporation and a direct wholly owned subsidiary of Empower (“Merger Sub I”), Empower Merger Sub II, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of Empower (“Merger Sub II”), and Holley Intermediate Holdings, Inc., a Delaware corporation (“Holley Intermediate”). In connection with the Closing, the registrant changed its name from Empower Ltd. to Holley Inc.
The Merger Agreement provided for, among other things, the following transactions: (i) Empower changed its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), and, in connection with the Domestication, (A) each outstanding Class A ordinary share, par value $0.0001, of Empower (“Empower Class A Share”) converted automatically into one share of common stock of Holley, par value $0.0001 per share (the “Common Stock”) and (B) each outstanding Class B ordinary share of Empower converted automatically into one share of Common Stock; and (ii) following the Domestication, (A) Merger Sub I merged with and into Holley Intermediate, with Holley Intermediate surviving as a wholly owned subsidiary of Empower (“Merger I”), (B) immediately following Merger I, Holley Intermediate merged with and into Merger Sub II, with Merger Sub II surviving as a limited liability company and a wholly owned subsidiary of Empower (“Merger II” and, together with Merger I, the “Mergers”). The transactions set forth in the Merger Agreement, including the Mergers, constituted a “Business Combination” as contemplated by Empower’s amended and restated memorandum and articles of association.
The material provisions of the Merger Agreement are described in Empower’s definitive proxy statement/prospectus filed with the Securities and Exchange Commission (the “SEC”) on June 24, 2021 (as amended, the “Proxy Statement/Prospectus”) in the section entitled “
Proposal No.1—The Business Combination Proposal—The Merger Agreement
” beginning on page 104.
Business prior to the Business Combination
All activity for the period from August 19, 2020 (inception) through June 30, 2021 relates to the Company’s formation, the Initial Public Offering, which is described below, and looking for a business combination. On March 11, 2021, the Company entered into an Agreement and Plan of Merger with Empower Merger Sub I Inc., Empower Merger Sub II LLC, and Holley Intermediate Holdings, Inc. as further described in Note 9.
The registration statement for the Company’s Initial Public Offering became effective on October 6, 2020. On October 9, 2020, the Company consummated the Initial Public Offering of 25,000,000 units (the “units” and, with respect to the Class A ordinary shares included in the units sold, the “public shares”), at $10.00 per unit, generating gross proceeds of $250,000,000 which is described in Note 4.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,666,667 warrants (the “private placement warrants”) at a price of $1.50 per private placement warrant in a private placement to Empower Sponsor Holdings LLC (the “sponsor”), generating gross proceeds of $7,000,000, which is described in Note 5.
Transaction costs amounted to $14,215,163, consisting of $5,000,000 of underwriting fees, $8,750,000 of deferred underwriting fees and $465,163 of other offering costs.
Following the closing of the Initial Public Offering on October 9, 2020, an amount of $250,000,000 ($10.00 per unit) from the net proceeds of the sale of the units in the Initial Public Offering and the sale of the private placement warrants was placed in a trust account (the “trust account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of an initial business combination and (ii) the distribution of the funds in the trust account to the Company’s shareholders.
Risks and Uncertainties
Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.